RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Changes in the net balance of right-of-use assets during the years ended March 31, 2026 and March 31, 2025 were as follows:

	Note	Buildings	Vehicles and equipment	Total
Balance, at March 31, 2024		$85,588	$20,073	$105,661
Additions		17,577	11,463	29,040
Amortization		(24,129)	(9,695)	(33,824)
Acquisition of subsidiaries	5	14,766	—	14,766
Exchange and other adjustments		5,000	1,648	6,648
Balance, at March 31, 2025		$98,802	$23,489	$122,291
Additions		48,682	13,006	61,688
Amortization		(27,249)	(11,572)	(38,821)
Exchange and other adjustments		1,574	322	1,896
Balance, at March 31, 2026		$121,809	$25,245	$147,054
Changes in the balance of lease liabilities during the years ended March 31, 2026 and March 31, 2025 were as follows:

	Note	2026	2025
Balance, at April 1		$129,393	$111,379
Additions		61,688	29,040
Interest		6,715	6,048
Payments		(41,391)	(36,567)
Exchange and other adjustments		(1,717)	4,727
Balance, at March 31		$154,688	$129,393
Less: current portion		35,202	32,694
		$119,486	$96,699
The right-of-use assets and lease liabilities relate to leases of real estate properties, automobiles and other equipment. For the year ended March 31, 2026, the Company recognized an expense related to short-term and low-value leases of $3,768 in cost of revenues (March 31, 2025 - $4,077), and $2,969 (March 31, 2025 - $2,409) in selling, general and administrative expenses in the consolidated statements of income (loss).
The annual lease obligations for the next five years and thereafter are as follows:

As at	March 31 2026
Less than one year	$39,730
One - two years	32,854
Two - three years	27,650
Three - four years	23,559
Four - five years	17,784
Due in over five years	32,463
Total undiscounted lease liabilities	$174,040
The Company does not face a significant liquidity risk in regard to its lease obligations